CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Revision of Prior Period, Adjustment	Revision Of Prior Period, Adjusted Balance	Common Stock	Common Stock Revision of Prior Period, Adjustment	Common Stock Revision Of Prior Period, Adjusted Balance	Additional Paid-In Capital	Additional Paid-In Capital Revision of Prior Period, Adjustment	Additional Paid-In Capital Revision Of Prior Period, Adjusted Balance	Accumulated Deficit	Accumulated Deficit Revision Of Prior Period, Adjusted Balance	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Revision Of Prior Period, Adjusted Balance	Convertible Preferred Stock Preferred Stock	Convertible Preferred Stock Preferred Stock Revision of Prior Period, Adjustment	Convertible Preferred Stock Preferred Stock Revision Of Prior Period, Adjusted Balance
Beginning Balance (in shares) at Dec. 31, 2019														44,693,053	(44,693,053)	0
Beginning Balance at Dec. 31, 2019														$ 144,827	$ (144,827)	$ 0
Ending Balance at Dec. 31, 2020	$ 0													$ 0
Ending Balance (in shares) at Dec. 31, 2020														0
Beginning balance (in shares) at Dec. 31, 2019				14,859,315	72,826,372	87,686,000
Beginning balance at Dec. 31, 2019	(66,043)	$ 144,828	$ 78,785	$ 1	$ 8	$ 9	$ 3,771	$ 144,820	$ 148,591	$ (69,844)	$ (69,844)	$ 29	$ 29
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of preferred and common shares (in shares)				(11,941,100)
Repurchase of preferred and common shares	(24,727)			$ (1)			(8,752)			(15,974)
Exercise of common stock options (in shares)				1,021,730
Exercise of common stock options	409						409
Stock-based compensation expense	1,813						1,813
Conversion of convertible preferred stock to common stock (in shares)				29,956,000
Conversion of convertible preferred stock to common stock	127,831			$ 3			127,828
Other comprehensive income (loss)	(29)											(29)
Net loss	(97,023)									(97,023)
Issuance of warrants	57						57
Ending balance at Dec. 31, 2020	87,116			$ 11			269,946			(182,841)		0
Ending balance (in shares) at Dec. 31, 2020				106,721,878
Ending Balance at Dec. 31, 2021	$ 0													$ 0
Ending Balance (in shares) at Dec. 31, 2021														0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)	1,130,923			1,130,921
Exercise of common stock options	$ 859						859
Stock-based compensation expense	3,810						3,810
Exercise of common stock warrants (in shares)				1,079,686
Exercise of Legacy Pear warrants	10,907						10,907
Conversion of convertible preferred stock to common stock (in shares)				4,503,618
Conversion of convertible preferred stock to common stock	21,970						21,970
Reverse recapitalization, net of transaction costs (Note 1)				24,399,925
Stock Issued During Period, Value, Reverse Capitalization, Net Of Costs	142,803			$ 3			142,800
Recognition of warrant liabilities in connection with the Business Combination (Note 3)	(16,487)						(16,487)
Recognition of earn-out liabilities (Note 3)	(95,401)						(95,401)
Other comprehensive income (loss)	(1)											(1)
Net loss	(65,142)									(65,142)
Ending balance at Dec. 31, 2021	$ 90,434			$ 14			$ 338,404			$ (247,983)		$ (1)
Ending balance (in shares) at Dec. 31, 2021				137,836,028